Basis of Presentation and Summary of Significant Accounting Policies - Property, Plant and Equipment - Carrying amount (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Jan. 01, 2019	Dec. 31, 2018
Lease liabilities recognized on the initial adoption of IFRS 16	$ 767
IFRS 16.
Carrying amount of property, plant and equipment as at December 31, 2018		$ 61,236	$ 58,325
Lease liabilities recognized on the initial adoption of IFRS 16			$ 2,911